Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable, net

Note 7 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Accounts receivable	26,963,149	23,714,517	3,298,998
Less: allowance of credit losses	(3,951,391)	-	-
Accounts receivable, net	23,011,758	23,714,517	3,298,998

The following table summarizes the changes in credit losses:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Beginning balance	8,487,562	3,951,391	549,690
Addition	3,951,391	-	-
Recovery	-	(3,951,391)	(549,690)
Deconsolidation of Fe-da and subsidiaries	(8,487,562)	-	-
Ending balance	3,951,391	-	-

Credit losses for the years ended December 31, 2023 and 2024 amounted to RMB 3,951,391 and nil, respectively.